Retirement Plans - Weighted Average Assumptions Used to Determine Benefit Obligations and Net Periodic Benefit Cost (Detail)	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015
Weighted-average assumptions used to determine benefit obligations at fiscal year-end:
Discount rate	5.00%	4.37%
Weighted average assumptions used to determine net periodic benefit cost for the years ended:
Discount rate	4.37%	5.26%
Expected long-term rate of return on plan assets	7.50%	7.50%
Pension [Member]
Weighted-average assumptions used to determine benefit obligations at fiscal year-end:
Rate of compensation increase	4.85%	4.85%
Weighted average assumptions used to determine net periodic benefit cost for the years ended:
Rate of compensation increase	4.85%	4.85%
SERP [Member]
Weighted-average assumptions used to determine benefit obligations at fiscal year-end:
Rate of compensation increase	7.00%	7.00%
Weighted average assumptions used to determine net periodic benefit cost for the years ended:
Rate of compensation increase	7.00%	7.00%